Note 2 - Restructuring, Management Separation Charges, and Subsequent Event	12 Months Ended
Dec. 31, 2014
Restructuring and Related Activities [Abstract]
Restructuring and Related Activities Disclosure [Text Block]

2. RESTRUCTURING AND OTHER CHARGES

RESTRUCTURING

During 2014, the Company implemented workforce reductions that eliminated approximately 150 positions throughout the Company which resulted in the Company recording a restructuring charge of $4,199 for severance, related benefits and other costs. The workforce reductions principally related to the Company’s strategic restructuring to lower operating costs while increasing its infrastructure presence (“Strategic Restructuring”).

During 2013 and 2012, the Company implemented workforce reductions that eliminated approximately 25 and 40 positions, respectively, throughout the Company, resulting in restructuring charges of $1,915 and $2,338, respectively, for severance, related benefits and other costs.

Activity and liability balances related to the restructurings were as follows:

	Workforce-related	Lease-related	Total
December 31, 2012 balance	$395	$-	$395
Restructuring expense	1,915	-	1,915
Payments	(2,065)	-	(2,065)
December 31, 2013 balance	$245	$-	$245
Restructuring expense	4,002	197	4,199
Payments	(3,502)	(38)	(3,540)
December 31, 2014 balance	$745	$159	$904

OTHER CHARGES

During 2014, the Company reviewed and identified certain surplus manufacturing fixed assets and recorded a restructuring charge of $4,201 to write down certain assets to their current market value based on proceeds expected from their sale. As a result of the Strategic Restructuring, certain of these fixed assets were classified as held for sale with a value of $3,766. During 2014, the Company recorded proceeds of $3,256 on the sale of certain assets held for sale and offset their related $2,302 net gain against Restructuring charges. Improvements in the Company’s business prospects following the Strategic Restructuring resulted in the decision to retain and use certain assets previously held for sale with a carrying value of $1,764 which are now classified and depreciated within fixed assets. As of December 31, 2014, $335 represents the carrying value of the remaining assets held for sale.

During the second quarter of 2014, the Company recorded a charge of $2,080 to Cost of sales for inventory write-downs on certain excess Mobile inventory.